Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of the Ordinary Shares and Preferred Shares on the Consolidated Statements of Changes in Equity	For retrospective presentation, the number of the Group’s ordinary shares and preferred shares on the consolidated statements of changes in equity have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.
	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2023, shares issued and outstanding	60,281,184	6	48,399,922	5
Issuance of shares through Business Combination	2,607,498	*	-	-
Issuance of shares for exercise of share awards	117,917	*	-	-
Acquisition of treasury shares	(606,756)	*	-	-
Issuance of shares for cash	1,166,533	*	-	-
At December 31, 2023, shares issued and outstanding	63,566,376	6	48,399,922	5
Issuance of shares for exercise of share awards	1,840,345	*	-	-
Issuance of shares for cash	48,823,355	5	-	-
Issuance of shares in connection with the business combinations	19,587,130	2	-	-
Acquisition of treasury shares	(145,762)	*	-	-
Issuance of shares in connection with conversion of convertible notes	10,246,290	1	-	-
At December 31, 2024, shares issued and outstanding	143,917,734	14	48,399,922	5
Issuance of shares for exercise of share awards	1,062,670	*	-	-
Acquisition of treasury shares	(5,754,711)	(1)	-	-
Issuance of shares for cash	18,994,732	2	-	-
Issuance of shares for exercise of warrant	5,186,627	1	-	-
Issuance of shares in connection with settlement of convertible notes	23,745,110	2	-	-
Conversion of Class V to Class A ordinary shares	4,000,000	*	(4,000,000)	*
At December 31, 2025, shares issued and outstanding	191,152,162	19	44,399,922	4

*	Amount below US$1